Additional Information to the Items of Profit or Loss (Details 3) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Finance income:
Finance income due to the Convertible Debentures	$ (468)
Exchange rate differences	(303)
Finance income from the convertible loan	(35)
Intercompany finance income	(22)
Interest income on bank deposits		(1)	(1)
Finance income	(828)	(1)	(1)
Finance expenses:
Finance expenses due to the Convertible Debentures	112
Finance expenses from interest and commissions	11	5	1
Exchange rate differences		486	7
Finance expenses	$ 123	$ 491	$ 8